Investment Objectives and Goals - Simplify Ancorato Target 25 Distribution ETF	Nov. 13, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - SIMPLIFY ANCORATO TARGET 25 DISTRIBUTION ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Ancorato Target 25 Distribution ETF (the “Fund” or “XXV”) seeks to provide high monthly income.